WILLKIE FARR & GALLAGHER LLP

787 Seventh Avenue

New York, NY 10019-6099

Tel: 212 728 8000

Fax: 212 728 8111

June 14, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Franklin Limited Duration Income Trust

            Investment Company Act File No. 811-21357

Ladies and Gentlemen:

            On behalf of Franklin Limited Duration Income Trust (the “Fund”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we hereby file via EDGAR transmission the Fund’s Registration Statement on Form N-2.

            Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8865.

Very truly yours,

/s/ Ryan P. Brizek

Ryan P. Brizek

Enclosures

cc:        Karen L. Skidmore, Esq. Franklin Limited Duration Income Trust

            Navid J. Tofigh, Esq., Franklin Limited Duration Income Trust

            Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP